Summary of Share Repurchases (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended			24 Months Ended
	Dec. 28, 2015	Nov. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Share Repurchases [Line Items]
Dollar amount of shares repurchased			$ 14,617	$ 35,334	$ 43,411
2013/2014 Share Repurchase Program
Share Repurchases [Line Items]
Total number of shares repurchased				1,896,786	2,103,214	4,000,000
Dollar amount of shares repurchased				$ 35,334	$ 43,411	$ 78,745
Average price paid per share				$ 18.63	$ 20.64	$ 19.69
2013/2014 Share Repurchase Program | Minimum
Share Repurchases [Line Items]
Average price paid per share				15.48	15.89	15.48
2013/2014 Share Repurchase Program | Maximum
Share Repurchases [Line Items]
Average price paid per share				$ 21.00	$ 26.16	$ 26.16
2015 Share Repurchase Program
Share Repurchases [Line Items]
Total number of shares repurchased	354,206	337,126	691,332
Average price paid per share	$ 19.65	$ 19.56	$ 19.60
Maximum number of shares that may yet be purchased under the program	975,335	1,329,541